Revenue and segment reporting - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue	$ 66,089	$ 7,475	$ 2,734
Digital Assets Services and Solution
Revenue
Revenue	50,238	7,475	2,734
Online Advertising and SaaS Solutions
Revenue
Revenue	15,851
Recognized at point in time
Revenue
Revenue	26,906	1,311	1,161
Recognized overtime
Revenue
Revenue	39,183	6,164	1,573
Wealth management solutions | Digital Assets Services and Solution
Revenue
Revenue	34,909	6,194	1,617
Execution solutions | Digital Assets Services and Solution
Revenue
Revenue	11,243	320	138
Payment solutions | Digital Assets Services and Solution
Revenue
Revenue	4,086	$ 961	$ 979
Sales agent | Online Advertising and SaaS Solutions
Revenue
Revenue	(1,261)
Cost-plus | Online Advertising and SaaS Solutions
Revenue
Revenue	(1,497)
Specified actions | Online Advertising and SaaS Solutions
Revenue
Revenue	(6,509)
SaaS products and services | Online Advertising and SaaS Solutions
Revenue
Revenue	$ 6,584